UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-02631
Chestnut Street Exchange Fund

(Exact name of registrant as specified in charter)
103 Bellevue Parkway
Wilmington, DE 19809

(Address of principal executive offices) (Zip code)
Edward J. Roach
Chestnut Street Exchange Fund
103 Bellevue Parkway
Wilmington, DE 19809

(Name and address of agent for service)
Registrant’s telephone number, including area code: (302) 791-1112
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
STATEMENT OF NET ASSETS

March 31, 2009

(Unaudited)

	Shares	Value
COMMON STOCKS—98.0%
BASICS—4.9%
Air Products & Chemicals, Inc.	100,609	$5,659,256
Cabot Corp.*	86,032	904,197
Cabot Microelectronics Corp.*	42,373	1,018,223

		7,581,676

CAPITAL EQUIPMENT—6.3%
Emerson Electric Co.	181,112	5,176,181
General Electric Co.	364,049	3,680,535
Pitney Bowes, Inc.	39,154	914,246

		9,770,962

CONSUMER CYCLICALS—10.1%
3M Co.	144,103	7,164,801
Citadel Broadcasting Corp.*	9,916	654
Comcast Corp., — Class A	149,743	2,042,495
Procter & Gamble Co.	85,100	4,007,359
Walt Disney Co. (The)	129,129	2,344,983

		15,560,292

ENERGY—10.6%
BP PLC ADR	41,979	1,683,358
Exxon Mobil Corp.	147,227	10,026,159
Schlumberger, Ltd.	114,584	4,654,402

		16,363,919

FINANCIAL—8.7%
American Express Co.	98,525	1,342,896
Ameriprise Financial, Inc.	22,266	456,230
Bank of America Corp.	56,084	382,493
JPMorgan Chase & Co.	140,310	3,729,440
Moody’s Corp.	82,738	1,896,355
Wells Fargo & Co.	391,823	5,579,559

		13,386,973

HEALTH CARE—25.3%
Abbott Laboratories	231,254	11,030,816
Baxter International, Inc.	64,986	3,328,583
Hospira, Inc.*	23,125	713,637
IMS Health, Inc.	74,542	929,539
Johnson & Johnson	206,449	10,859,217
Medco Health Solutions, Inc.*	91,862	3,797,575
Merck & Company, Inc.	318,880	8,530,040

		39,189,407

RETAIL—2.4%
Home Depot, Inc.	23,400	551,304
Kohl’s Corp.*	15,200	643,264
Safeway, Inc.	44,558	899,626
Wal-Mart Stores, Inc.	31,500	1,641,150

		3,735,344

STAPLES—7.2%
Altria Group, Inc.	18,000	288,360
Coca-Cola Co. (The)	164,147	7,214,261
Hanesbrands, Inc.*	5,688	54,434
Kraft Foods, Inc., — Class A	12,456	277,644
PepsiCo, Inc.	43,600	2,244,528
Philip Morris International, Inc.	18,000	640,440
Sara Lee Corp.	45,506	367,688

		11,087,355

TECHNOLOGY—13.3%
Cisco Systems, Inc.*	32,700	548,379
Hewlett-Packard Co.	57,923	1,857,012
Intel Corp.	776,785	11,690,614
International Business Machines Corp.	39,708	3,847,308
Microsoft Corp.	139,643	2,565,242

		20,508,555

TRANSPORTATION—6.4%
Burlington Northern Santa Fe Corp.	113,572	6,831,356
Union Pacific Corp.	75,844	3,117,947

		9,949,303

UTILITIES—2.8%
FairPoint Communications, Inc.	2,713	2,116
Verizon Communications, Inc.	143,830	4,343,666

		4,345,782

Total Common Stocks (Cost: $38,410,915)		151,479,568

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
STATEMENT OF NET ASSETS (Concluded)

	Shares	Value
SHORT-TERM OBLIGATIONS—2.3%
PNC Bank Money Market (Cost: $3,645,942)	3,645,942	$3,645,942

TOTAL INVESTMENT IN SECURITIES (Cost: $42,056,857)**	100.3%	$155,125,510
Other assets in excess of liabilities	0.3%	480,056
Distribution payable	(0.6%)	(944,801)
Payable to:
Investment Adviser	(0.0%)	(46,222)
Managing General Partners	(0.0%)	(12,484)
Custodian	(0.0%)	(3,166)
Transfer Agent	(0.0%)	(7,025)

NET ASSETS
(Applicable to 680,988 partnership shares outstanding)	100.0%	$154,591,868

Net Asset Value per share		$227.01

Net assets applicable to shares owned by:
Limited partners (680,894 shares)		$154,570,640
Managing general partners (94 shares)		21,228

Total net assets		$154,591,868

*	Non-income producing.

**	The cost of investments for federal income tax purposes at March 31, 2009 was $42,056,857. The unrealized appreciation (an excess of value over cost) was $117,770,256 and the unrealized depreciation was $(4,701,603). The difference between book basis and tax basis of investments is attributable to the use of the individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.
For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual report.
FAS 157 DISCLOSURE
     The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

		Other
	Investments	Financial
Valuation Inputs	in Securities	Instruments
Level 1 — Quoted Prices	$155,125,510	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$155,125,510	$—

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Chestnut Street Exchange Fund

By (Signature and Title)*	/s/ Edward J. Roach
Edward J. Roach, President & Treasurer
(Principal Executive Officer & Principal Financial Officer)
Date April 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Edward J. Roach
Edward J. Roach, President & Treasurer
(Principal Executive Officer & Principal Financial Officer)
Date April 27, 2009

*	Print the name and title of each signing officer under his or her signature.